Private Placement Warrants (Restated) (Details Textual) - Private Placement Warrant [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 22, 2018	Dec. 31, 2020
Private Placement Warrants (Restated) (Textual)
Aggregate of purchase shares		11,800,000
Warrants per share price	$ 0.50	$ 0.50
Aggregate purchase price amount		$ 5,900
Additional sale of shares	1,200,000
Generating gross proceeds	$ 600
Exercise price	$ 11.50
Warrants outstanding shares		13,000,000